Events After the Reporting Period - Additional Information (Detail) £ in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2025 GBP (£) shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Disclosure of non-adjusting events after reporting period [line items]
Issue of Ordinary shares			9,540,891,000	142,037,000
Major ordinary share transactions [member] | Series A Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants cancelled	59,481,105	59,481,105
Cancellation of warrants	£ 2.7	$ 3.6
Major ordinary share transactions [member] | ATM Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of sale or issue of american depositary shares	450,758,552	450,758,552
Major ordinary share transactions [member] | ATM Program [Member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of Ordinary shares	11,268,963,800	11,268,963,800
Proceeds from issue of ordinary shares | £	£ 19.0